Stock-Based Compensation - Other Stock Awards (Details) (Tandem Award, USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 10, 2013	Dec. 31, 2013	Dec. 31, 2012
Tandem Award
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Shares of common stock issued	39,145
Fair value of tandem award on date of election			$ 602
Recorded stock-based compensation expense		$ 127	$ 475